SCHEDULE OF INVESTMENTS (000)*

December 31, 2019 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK

Canada — 1.5%

Encana Corp.	252,881	$1,186

China — 5.5%

Baidu Inc. ADR [1]	15,271	1,930

China Mobile Ltd.	303,603	2,552

		4,482

France — 2.9%

Air France-KLM [1]	69,031	769

Total SA	29,180	1,610

		2,379

Germany — 8.9%

BASF SE	34,835	2,625

Bayer AG	17,773	1,445

Linde PLC	5,694	1,212

Siemens AG	14,584	1,904

		7,186

Italy — 3.5%

UniCredit SpA	191,067	2,793

Japan — 8.0%

Fanuc Corp.	10,600	1,958

KDDI Corp.	35,700	1,065

Sompo Holdings Inc.	16,800	660

Takeda Pharmaceutical Co. Ltd.	70,900	2,804

		6,487

Netherlands — 2.4%

Akzo Nobel NV	11,313	1,150

ING Groep NV	64,934	779

		1,929

South Korea — 4.7%

Samsung Electronics Co. Ltd.	47,592	2,293

SK Telecom Co. Ltd.	7,269	1,498

		3,791

Switzerland — 5.1%

ABB Ltd.	103,890	2,506

Novartis AG	16,921	1,602

		4,108

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SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

United Kingdom — 16.7%

AstraZeneca PLC	13,905	$1,401

Aviva PLC	106,960	593

Barclays PLC	732,293	1,742

British American Tobacco PLC	54,870	2,349

Micro Focus International PLC	88,957	1,253

Prudential PLC	73,178	1,405

Rolls-Royce Group PLC [1]	214,701	1,943

Royal Dutch Shell PLC, Class B	34,139	1,013

SSE PLC	35,170	670

Vodafone Group PLC	607,782	1,182

		13,551

United States — 33.6%

Alaska Air Group Inc.	9,289	629

Arconic Inc.	23,899	735

Ashland Global Holdings Inc.	10,902	834

Citigroup Inc.	20,459	1,634

Exelon Corp.	17,400	793

FedEx Corp.	8,086	1,223

FirstEnergy Corp.	25,384	1,234

General Electric Co.	137,892	1,539

Halliburton Co.	82,924	2,029

Leidos Holdings Inc.	16,966	1,661

Marathon Petroleum Corp.	30,546	1,841

Merck & Co. Inc.	14,735	1,340

Microsoft Corp.	10,480	1,653

Oracle Corp.	34,422	1,823

Sabre Corp.	104,495	2,345

Signet Jewelers Ltd.	30,755	669

SYNNEX Corp.	17,595	2,266

ViacomCBS Inc., Class B	37,329	1,567

Wells Fargo & Co.	15,294	823

Westrock Co.	13,039	560

		27,198

Total Common Stock

(Cost $74,797) — 92.8%		75,090

PREFERRED STOCK

Germany — 4.2%

Volkswagen AG‡	17,289	3,403

Total Preferred Stock

(Cost $2,507) — 4.2%		3,403

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SCHEDULE OF INVESTMENTS (000)* (concluded)

December 31, 2019 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 1.500%**	1,030,184	$1,030

Total Short-Term Investment

(Cost $1,030) — 1.3%		1,030

Total Investments — 98.3%

(Cost $78,334)		79,523

Other Assets in Excess of Liabilities — 1.7%		1,375

Net Assets — 100.0%		$80,898

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
‡	There is currently no rate available.
1	Non-income producing security.

ADR	American Depositary Receipt

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2019:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$1,186	$—	$—	$1,186
China	4,482	—	—	4,482
France	2,379	—	—	2,379
Germany	1,212	5,974	—	7,186
Italy	—	2,793	—	2,793
Japan	—	6,487	—	6,487
Netherlands	1,929	—	—	1,929
South Korea	—	3,791	—	3,791
Switzerland	—	4,108	—	4,108
United Kingdom	13,551	—	—	13,551
United States	27,198	—	—	27,198

Total Common Stock	51,937	23,153	—	75,090

Preferred Stock	—	3,403	—	3,403

Short-Term Investment	1,030	—	—	1,030

Total Investments in Securities	$52,967	$26,556	$—	$79,523

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-2400

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